Fair Value Estimation	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Fair Value Estimation
3.
Fair Value Estimation

The table below summarizes the Group’s financial instruments carried at fair value as of December 31, 2022 and June 30, 2023 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Cash equivalents	127,926	-	-	127,926
Financial assets at fair value through other comprehensive income (current)	271,499	239,751	-	511,250
Financial assets at fair value through other comprehensive income (non-current)	11,739	54,005	-	65,744
Total	411,164	293,756	-	704,920

As of June 30, 2023	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Cash equivalents	386,378	-	-	386,378
Financial assets at fair value through other comprehensive income (current)	157,606	203,373	-	360,979
Total	543,984	203,373	-	747,357

There were no transfers between Levels 1, 2 and 3 during the periods.

3.
Fair Value Estimation (continued)

Financial instruments in Level 1

The fair value of financial instruments identified as Level 1 are supported by quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Financial instruments in Level 2

The fair value of financial instruments identified as Level 2 is determined by the use of valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific measures. For these financial instruments, all significant inputs required as inputs to fair value are observable.

Financial instruments in Level 3

If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3. Level 3 instruments within the Group’s assets and liabilities include short-term investment in wealth management products measured at fair value through profit or loss.

Specific valuation techniques used to value financial instruments include:

•
Quoted market prices or dealer quotes for similar instruments;
•
Comparison of accreted purchase price at trade date to face value at maturity and comparison to prices of subsequent similar transactions; and
•
A combination of observable and unobservable inputs, including expected rate of return, risk-free rate, expected volatility, discount rate for lack of marketability (“DLOM”), bond terms and conditions, current performance data, etc.

Financial assets at fair value through other comprehensive income ("FVOCI") are reflected as Level 1 and 2 instruments, as short-term and long-term investments. The following table presents the changes in Level 1 and 2 instruments of short-term and long-term investments for the six months ended June 30, 2022 and 2023.

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Opening balance	-	576,994
Additions	481,029	214,596
Settlements (including coupon interest received)	(452)	(453,967)
Accrued interest	561	1,758
Discount Accreted	527	7,240
Change in fair value debited to other comprehensive (loss) / income*	(1,311)	1,533
Exchange difference	-	12,825
Closing balance	480,354	360,979

*includes unrealized gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period

3.
Fair Value Estimation (continued)

The following table presents the changes in Level 3 instruments of short-term investment in wealth management products for the six months ended June 30, 2022. As of June 30, 2023, the Group did not have any Level 3 investments.

Six Months Ended June 30,
2022
RMB’000
Financial assets at fair value through profit or loss
Opening balance	-
Additions	41,000
Settlements	(41,140)
Fair value gains recognized in profit or loss	140
Closing balance	-

Investments in money market funds are reflected as Level 1 instruments and as cash equivalents. The following table presents the changes in Level 1 instruments of money market funds included in cash equivalents for the six months ended June 30, 2022 and 2023.

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	-	127,926
Additions	643,255	453,967
Settlements (including coupon interest received, net of fees)	(474,870)	(215,220)
Interest income credited to profit or loss	386	5,444
Exchange difference	22,181	14,261
Closing balance	190,952	386,378

The carrying amounts of the Group’s other financial assets and liabilities, including cash at banks, other receivables, trade payable and other payables, approximate their fair values.